Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Statement of Cash Flows [Abstract]
Net Income (Loss)	$ 109,772	$ 82,318
Depreciation Expense	3,342	3,846
Gain on sale of fixed asset	(419)	0
Effect of Foreign Exchange	(10,392)	2,743
(Increase)/Decrease in Accounts Receivable	(228,199)	45,866
(Increase)/Decrease Advances Shareholder	2,024	(51,523)
(Increase) Deferred Tax Asset	294	0
(Increase)/Decrease Other Assets	(1,985)	3,235
Increase/(Decrease) in Accounts Payable	94,894	(13,052)
Increase/(Decrease) in Accrued Expenses	11,437	(28,219)
Net Cash Used From Operating Activities	(19,232)	45,214
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of fixed assets	4,813	0
Purchase of Fixed Assets	(810)	(2,724)
Amounts due Shareholder	0	(27,041)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(15,229)	15,449
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	25,975	31,772
CASH AND CASH EQUIVALENTS AT END OF YEAR	10,746	47,221
Cumulative Translation Adjustment	(8,313)	2,857
Taxes Paid	$ 29,084	$ 471